Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 12 — Income Taxes

Income tax (expense) benefit for the years ended December 31, 2014 and 2013 consisted of the following:

	2014	2013
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	9,513,282	(212,022)
State	952,533	(401,215)
Net operating loss carryforward	7,764,117	4,243,885
Valuation Allowance	(18,249,516)	(3,649,237)
Total income tax (expense) benefit	$(19,584)	$(18,589)

Significant components of Nuo Therapeutics’ deferred tax assets and liabilities consisted of the following at December 31:

	2014	2013
Deferred tax assets:
Stock-based compensation	$5,942,000	$5,371,000
Tax credits	3,162,000	2,895,000
Deferred revenue	575,000	861,000
Start-up and organizational costs	276,000	272,000
Tax deductible Goodwill	88,000	112,000
Property and equipment	56,000	240,000
Other	389,000	153,000
Total deferred tax assets	10,488,000	9,904,000
Deferred tax liabilities:
Intangible Assets	(10,325,000)	(12,219,000)
Discount on Note Payable	(13,825,000)	(1,088,000)
Other	(89,000)	(69,000)
Total deferred tax liabilities	(24,239,000)	(13,376,000)
Net deferred tax assets, excluding net operating loss carryforwards	(13,751,000)	(3,472,000)
Net operating loss carryforwards	53,222,000	45,458,000
	39,471,000	41,986,000
Less valuation allowance	(39,559,000)	(42,055,000)
Total deferred tax assets (liabilities)	$(88,000)	$(69,000)

The following table reflects the change in the valuation allowance for deferred tax assets at December 31:

Valuation allowance - January 1, 2013	$38,406,000

2013 provision	3,649,000

Valuation allowance - December 31, 2013	$42,055,000

Establisment and reversal in 2014 - Convertible Bridge notes	897,000
Establishment in 2014 - Deerfield note	(13,878,000)
2014 provision	10,485,000

Valuation allowance - December 31, 2014	$39,559,000

The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2014	2013
U.S. Federal statutory income tax	35.0%	35.0%

State and local income tax, net of benefits	4.9%	4.4%
Fair value of Derivatives	17.1%	(2.9)%
Nondeductible guarantee fees	—	(0.9)%
Impact of changes in rates	(0.2)%	(12.2)%

Established/reversed tax deferrals (deferred tax liabilities) not thru provision	(68.8)%	(5.5)%
Other	(1.3)%	—
Valuation allowance for deferred income tax assets	13.2%	(18.0)%
Effective income tax rate	(0.1)%	(0.1)%

The Company had loss carry-forwards of approximately $142,701,000 as of December 31, 2014 that may be offset against future taxable income. The carry-forwards will expire between 2021 and 2034. Use of these carry-forwards may be subject to annual limitations based upon previous significant changes in stock ownership. Management has determined that realization of the net deferred tax assets is not assured and accordingly has established a valuation allowance of $39,559,000 and $42,055,000 at December 31, 2014 and 2013, respectively.

In 2014 and 2013, the Company recorded an income tax provision of approximately $20,000 and $19,000, respectively, related to a deferred tax liability resulting from the amortization of Goodwill for tax purposes. No income tax benefit was recognized in the consolidated statements of operations for stock-based compensation for the years presented due to the Company’s net loss position.

The Company’s source of income (loss) before income tax provision (benefit) is from both U.S. and foreign sources.

The Company does not believe it has any uncertain income tax positions as described in its discussion of Income Tax accounting policy in Note 1 – Business and Presentation.